SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 30, 1998

Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly
owned   subsidiaries  of  Neuberger   Berman  Inc.,  a  publicly  held  company.
Individuals who were principals of NB LLC are now employees of NB LLC.

This Supplement is dated October 11, 1999.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 1998

Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. ("NBMI") are wholly owned subsidiaries of Neuberger Berman Inc. ("NB Inc."), a publicly held company. Certain current and former directors and officers of NB Inc. and its subsidiaries ("principals") and their affiliated family limited partnerships and trusts ("family affiliates") own approximately 72% of NB Inc.'s outstanding shares. These principals and their family affiliates have agreed to vote their shares of NB Inc. in accordance with a majority of the shares held by all of the principals and their family affiliates cast in a preliminary vote held prior to any meeting of stockholders of NB Inc.

Lawrence Zicklin and Richard Cantor have retired from NB LLC and are now the non-executive chairman and vice-chairman of NB Inc., respectively. They will also remain on the Board of Directors of NBMI. Mr. Zicklin remains in his position with the Trusts. Individuals who were principals of NB LLC are now employees of NB LLC. Stanley Egener has retired as president of NBMI, but remains in his position with the Trusts. Peter Sundman, formerly a senior vice president, has succeeded him.

This Supplement is dated October 11, 1999.

SUPPLEMENT TO THE PROSPECTUS DATED JUNE 28, 1999

Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. are wholly
owned   subsidiaries  of  Neuberger   Berman  Inc.,  a  publicly  held  company.
Individuals who were principals of NB LLC are now employees of NB LLC.

This Supplement is dated October 11, 1999.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 28, 1999

Neuberger Berman, LLC ("NB LLC") and Neuberger Berman Management Inc. ("NBMI") are wholly owned subsidiaries of Neuberger Berman Inc. ("NB Inc."), a publicly held company. Certain current and former directors and officers of NB Inc. and its subsidiaries ("principals") and their affiliated family limited partnerships and trusts ("family affiliates") own approximately 72% of NB Inc.'s outstanding shares. These principals and their family affiliates have agreed to vote their shares of NB Inc. in accordance with a majority of the shares held by all of the principals and their family affiliates cast in a preliminary vote held prior to any meeting of stockholders of NB Inc.

Lawrence Zicklin and Richard Cantor have retired from NB LLC and are now the non-executive chairman and vice-chairman of NB Inc., respectively. They will also remain on the Board of Directors of NBMI. Mr. Zicklin remains in his position with the Trusts. Individuals who were principals of NB LLC are now employees of NB LLC. Stanley Egener has retired as president of NBMI, but remains in his position with the Trusts. Peter Sundman, formerly a senior vice president, has succeeded him.

This Supplement is dated October 11, 1999.